First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 82.3%
	Aerospace & Defense – 1.3%
$1,000,000	Parsons Corp.	0.25%	08/15/25	$1,107,500
957,835	Safran S.A., Series SAF (EUR) (a)	0.88%	05/15/27	1,255,024
				2,362,524
	Air Freight & Logistics – 0.4%
667,000	Air Transport Services Group, Inc.	1.13%	10/15/24	758,713
	Airlines – 1.6%
2,255,000	Southwest Airlines Co.	1.25%	05/01/25	2,859,904
	Automobiles – 1.5%
1,780,000	Ford Motor Co.	(b)	03/15/26	1,904,600
620,000	Li Auto, Inc.	0.25%	05/01/28	827,429
				2,732,029
	Banks – 0.8%
1,275,000	Deutsche Bank AG, Series GMTN	1.00%	05/01/23	1,394,321
	Beverages – 0.5%
785,000	MGP Ingredients, Inc. (c)	1.88%	11/15/41	984,324
	Biotechnology – 4.2%
1,745,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,748,490
1,690,000	Halozyme Therapeutics, Inc.	0.25%	03/01/27	1,588,732
880,000	Insmed, Inc.	0.75%	06/01/28	785,400
975,000	Ionis Pharmaceuticals, Inc.	(b)	04/01/26	915,891
640,000	Ironwood Pharmaceuticals, Inc.	1.50%	06/15/26	691,200
725,000	PTC Therapeutics, Inc.	1.50%	09/15/26	784,813
892,000	Travere Therapeutics, Inc.	2.25%	03/01/29	894,676
				7,409,202
	Capital Markets – 0.7%
1,220,000	WisdomTree Investments, Inc.	4.25%	06/15/23	1,287,100
	Chemicals – 0.4%
231,000	Livent Corp.	4.13%	07/15/25	680,180
	Communications Equipment – 1.0%
1,610,000	Lumentum Holdings, Inc.	0.50%	12/15/26	1,785,413
	Diversified Financial Services – 0.9%
1,525,000	JPMorgan Chase Financial Co. LLC (c)	0.25%	05/01/23	1,579,328
	Electronic Equipment, Instruments & Components – 1.0%
1,068,000	Itron, Inc.	(b)	03/15/26	904,596
842,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	820,979
				1,725,575
	Entertainment – 3.2%
863,000	Bilibili, Inc.	1.25%	06/15/27	878,534
1,442,000	IMAX Corp.	0.50%	04/01/26	1,284,101
885,000	Liberty Media Corp.	1.38%	10/15/23	1,120,853
290,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	534,434
1,285,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,842,636
				5,660,558
	Equity Real Estate Investment Trusts – 1.8%
900,000	Kite Realty Group L.P. (c)	0.75%	04/01/27	844,857

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Equity Real Estate Investment Trusts (Continued)
$1,390,000	Pebblebrook Hotel Trust	1.75%	12/15/26	$1,380,965
1,180,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	1,034,270
				3,260,092
	Health Care Equipment & Supplies – 6.8%
1,665,000	CONMED Corp. (c)	2.25%	06/15/27	1,602,563
1,700,000	Cutera, Inc. (c)	2.25%	06/01/28	1,848,435
5,040,000	DexCom, Inc.	0.25%	11/15/25	4,791,150
370,000	Envista Holdings Corp.	2.38%	06/01/25	740,370
1,039,000	Haemonetics Corp.	(b)	03/01/26	844,765
1,170,000	Insulet Corp.	0.38%	09/01/26	1,473,030
785,000	Integra LifeSciences Holdings Corp.	0.50%	08/15/25	754,385
				12,054,698
	Health Care Providers & Services – 0.8%
205,000	Elevance Health, Inc.	2.75%	10/15/42	1,391,150
	Hotels, Restaurants & Leisure – 5.5%
1,485,000	Airbnb, Inc.	(b)	03/15/26	1,299,375
1,182,000	Booking Holdings, Inc.	0.75%	05/01/25	1,582,151
1,397,000	Expedia Group, Inc.	(b)	02/15/26	1,275,513
812,000	H World Group Ltd.	3.00%	05/01/26	968,716
1,195,000	MakeMyTrip Ltd.	(b)	02/15/28	1,323,615
740,000	Marriott Vacations Worldwide Corp.	(b)	01/15/26	740,740
1,705,000	Royal Caribbean Cruises Ltd.	4.25%	06/15/23	1,676,501
1,075,000	Vail Resorts, Inc.	(b)	01/01/26	982,953
				9,849,564
	Independent Power & Renewable Electricity Producers – 0.5%
751,000	Ormat Technologies, Inc. (c)	2.50%	07/15/27	862,899
	Interactive Media & Services – 3.4%
755,000	Match Group Financeco 2, Inc. (c)	0.88%	06/15/26	820,685
1,255,000	Snap, Inc.	(b)	05/01/27	897,325
3,600,000	Snap, Inc. (c)	0.13%	03/01/28	2,439,000
1,065,000	Twitter, Inc.	0.25%	06/15/24	1,083,105
867,000	Ziff Davis, Inc. (c)	1.75%	11/01/26	882,172
				6,122,287
	Internet & Direct Marketing Retail – 1.7%
3,260,000	Etsy, Inc.	0.13%	09/01/27	2,947,040
	IT Services – 7.6%
1,825,000	Akamai Technologies, Inc.	0.38%	09/01/27	1,892,525
1,898,000	Block, Inc.	0.13%	03/01/25	1,947,823
1,554,000	Block, Inc.	0.25%	11/01/27	1,249,775
2,819,000	Cloudflare, Inc. (c)	(b)	08/15/26	2,318,488
1,414,000	DigitalOcean Holdings, Inc. (c)	(b)	12/01/26	1,067,024
821,000	MongoDB, Inc.	0.25%	01/15/26	1,326,941
1,600,000	Okta, Inc.	0.13%	09/01/25	1,494,400
1,200,000	Perficient, Inc. (c)	0.13%	11/15/26	1,027,200
1,330,000	Shift4 Payments, Inc.	(b)	12/15/25	1,149,619
				13,473,795
	Machinery – 1.5%
480,000	Chart Industries, Inc. (c)	1.00%	11/15/24	1,617,959

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Machinery (Continued)
$1,150,000	Greenbrier Cos, Inc. (The)	2.88%	04/15/28	$1,018,900
				2,636,859
	Media – 0.5%
1,022,000	TechTarget, Inc. (c)	(b)	12/15/26	834,997
	Metals & Mining – 1.6%
397,000	Allegheny Technologies, Inc.	3.50%	06/15/25	692,368
1,000,000	Glencore Funding LLC, Series GLEN (a)	(b)	03/27/25	1,054,675
1,150,000	MP Materials Corp. (c)	0.25%	04/01/26	1,162,219
				2,909,262
	Mortgage Real Estate Investment Trusts – 0.9%
800,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(b)	08/15/23	765,614
960,000	Redwood Trust, Inc. (c)	7.75%	06/15/27	888,000
				1,653,614
	Oil, Gas & Consumable Fuels – 4.4%
790,000	EQT Corp.	1.75%	05/01/26	2,371,580
1,214,000	Green Plains, Inc.	2.25%	03/15/27	1,626,153
1,245,000	Pioneer Natural Resources Co.	0.25%	05/15/25	2,864,745
1,000,000	TotalEnergies SE, Series FP (a)	0.50%	12/02/22	1,002,940
				7,865,418
	Personal Products – 0.6%
1,285,000	Beauty Health Co. (The) (c)	1.25%	10/01/26	1,071,047
	Pharmaceuticals – 2.1%
2,013,000	Jazz Investments I Ltd.	2.00%	06/15/26	2,410,448
1,355,000	Pacira BioSciences, Inc.	0.75%	08/01/25	1,403,272
				3,813,720
	Professional Services – 1.0%
610,000	FTI Consulting, Inc.	2.00%	08/15/23	1,000,705
403,000	KBR, Inc.	2.50%	11/01/23	855,367
				1,856,072
	Real Estate Management & Development – 1.1%
1,135,000	Anywhere Real Estate, Inc.	0.25%	06/15/26	855,790
1,120,000	Zillow Group, Inc.	2.75%	05/15/25	1,094,240
				1,950,030
	Road & Rail – 1.4%
1,268,000	Lyft, Inc.	1.50%	05/15/25	1,103,794
1,580,000	Uber Technologies, Inc.	(b)	12/15/25	1,319,955
				2,423,749
	Semiconductors & Semiconductor Equipment – 4.2%
3,050,000	Enphase Energy, Inc.	(b)	03/01/28	3,778,950
1,930,000	ON Semiconductor Corp.	(b)	05/01/27	2,704,895
1,140,000	Wolfspeed, Inc. (c)	0.25%	02/15/28	1,085,137
				7,568,982
	Software – 15.9%
1,033,000	8x8, Inc.	0.50%	02/01/24	886,760
690,000	Alteryx, Inc.	1.00%	08/01/26	553,725

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$1,015,000	Bentley Systems, Inc.	0.13%	01/15/26	$940,905
611,000	Bill.com Holdings, Inc.	(b)	12/01/25	689,208
645,000	Box, Inc.	(b)	01/15/26	799,478
1,438,000	Confluent, Inc. (c)	(b)	01/15/27	1,078,500
1,164,000	Coupa Software, Inc.	0.13%	06/15/25	1,018,500
1,012,000	CyberArk Software Ltd.	(b)	11/15/24	1,095,815
885,000	Datadog, Inc.	0.13%	06/15/25	1,169,970
1,240,000	Dropbox, Inc.	(b)	03/01/28	1,134,600
995,000	Envestnet, Inc.	0.75%	08/15/25	889,530
744,000	Five9, Inc.	0.50%	06/01/25	787,896
347,000	HubSpot, Inc.	0.38%	06/01/25	451,317
2,575,000	Palo Alto Networks, Inc.	0.75%	07/01/23	4,871,900
1,056,000	Rapid7, Inc.	0.25%	03/15/27	955,152
1,321,000	RingCentral, Inc.	(b)	03/01/25	1,094,779
2,963,000	Splunk, Inc.	1.13%	09/15/25	2,977,815
710,000	Tyler Technologies, Inc.	0.25%	03/15/26	743,015
1,445,000	Verint Systems, Inc.	0.25%	04/15/26	1,372,027
1,360,000	Workday, Inc.	0.25%	10/01/22	1,474,920
1,745,000	Zendesk, Inc.	0.63%	06/15/25	1,710,100
1,325,000	Zscaler, Inc.	0.13%	07/01/25	1,647,637
				28,343,549
	Specialty Retail – 1.0%
844,000	Burlington Stores, Inc.	2.25%	04/15/25	869,320
310,000	Dick’s Sporting Goods, Inc.	3.25%	04/15/25	909,075
				1,778,395
	Technology Hardware, Storage & Peripherals – 0.5%
690,000	Pure Storage, Inc.	0.13%	04/15/23	817,650
	Total Convertible Corporate Bonds			146,704,040
	(Cost $145,986,860)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 13.4%
	Auto Components – 0.6%
9,390	Aptiv PLC, Series A	5.50%	06/15/23	1,138,725
	Banks – 1.5%
2,085	Wells Fargo & Co., Series L	7.50%	(e)	2,645,865
	Capital Markets – 0.7%
18,420	KKR & Co., Inc., Series C	6.00%	09/15/23	1,289,400
	Electric Utilities – 3.4%
19,025	American Electric Power Co., Inc.	6.13%	08/15/23	1,051,702
75,965	NextEra Energy, Inc.	5.28%	03/01/23	3,984,364
9,575	PG&E Corp.	5.50%	08/16/23	994,172
				6,030,238
	Health Care Equipment & Supplies – 1.2%
21,840	Becton Dickinson and Co., Series B	6.00%	06/01/23	1,092,000
9,465	Boston Scientific Corp., Series A	5.50%	06/01/23	1,029,981
				2,121,981

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Life Sciences Tools & Services – 1.2%
1,365	Danaher Corp., Series B	5.00%	04/15/23	$2,078,303
	Multi-Utilities – 1.1%
15,725	DTE Energy Co.	6.25%	11/01/22	811,882
10,200	NiSource, Inc.	7.75%	03/01/24	1,200,132
				2,012,014
	Semiconductors & Semiconductor Equipment – 2.3%
2,425	Broadcom, Inc., Series A	8.00%	09/30/22	4,068,665
	Wireless Telecommunication Services – 1.4%
2,100	2020 Cash Mandatory Exchangeable Trust (c)	5.25%	06/01/23	2,522,814
	Total Convertible Preferred Securities			23,908,005
	(Cost $21,440,293)
	Total Investments – 95.7%			170,612,045
	(Cost $167,427,153)

Net Other Assets and Liabilities – 4.3%	7,746,500
Net Assets – 100.0%	$178,358,545

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	Zero coupon security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2022, securities noted as such amounted to $26,537,648 or 14.9% of net assets.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Perpetual maturity.

EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 146,704,040	$ —	$ 146,704,040	$ —
Convertible Preferred Securities:
Life Sciences Tools & Services	2,078,303	—	2,078,303	—
Wireless Telecommunication Services	2,522,814	—	2,522,814	—
Other industry categories*	19,306,888	19,306,888	—	—
Total Investments	$ 170,612,045	$ 19,306,888	$ 151,305,157	$—

*	See Portfolio of Investments for industry breakout.